ASSET ACQUISITION OF CORDOVA OR OPERATIONS, LLC	12 Months Ended
Jun. 30, 2019
Asset Acquisition Of Cordova Or Operations Llc
ASSET ACQUISITION OF CORDOVA OR OPERATIONS, LLC

On April 4, 2018, the Company entered into an agreement to acquire a 27.5% interest of Cordova OR Operations, LLC (“OR Operations”) for the acquisition of land and buildings. Under the terms of the agreement, the Company acquired a 27.5% membership interest in OR Operations for $534,311 (US $400,000). On June 19, 2019, the Company purchased the remaining 72.5% interest in OR Operations (the “Purchase Date”). The assets of OR Operations consists of land, building and construction in progress. The acquisition of OR Operations did not meet the minimum requirements of a business and therefore the Company has accounted for the transaction as an asset acquisition.

On June 19, 2019, the total asset acquisition amounted to $3,645,389, comprised of land, building and construction in progress, which were transferred to property and equipment, net (Note 8).